BUSINESS COMBINATION - Assets acquired and liabilities assumed (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥)
Business Combinations
Cash consideration			$ 28,287	¥ 196,930
Fair values of identifiable assets acquired and liabilities assumed
Goodwill			$ 49,909			¥ 347,455
Aishangdanke
Business Combinations
Cash consideration	¥ 369,953
Fair value of noncontrolling interest	344
Fair values of identifiable assets acquired and liabilities assumed
Current assets	56,699
Property and equipment, net	299,323
Intangible assets, net	195,000
Other current liabilities	(518,971)
Deferred tax income liabilities	(9,209)
Net assets acquired	22,842
Goodwill	¥ 347,455
Revenues contributed by acquiree		¥ 561,892
Net loss contributed by acquiree		¥ 81,956
Unaudited Pro Forma Financial Information
Revenue				7,326,364	¥ 3,723,290
Net loss				¥ (3,504,361)	¥ (1,672,198)
Net loss per share-basic and diluted | ¥ / shares				¥ (15.33)	¥ (9.60)